AllianceBernstein Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 26 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 74 of the Fund's SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Mid Cap Growth Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Mid Cap Growth Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.05%	0.07%	0.05%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Other Expenses	[1]	0.47%	0.49%	0.47%	0.68%	0.62%	0.54%	0.44%
Total Annual Fund Operating Expenses		1.47%	2.24%	1.22%	1.93%	1.62%	1.29%	1.19%
Fee Waiver and/or Expense Reimbursement	[2]	(0.27%)	(0.29%)	(0.27%)	(0.48%)	(0.42%)	(0.34%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	0.95%	1.45%	1.20%	0.95%	0.95%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through April __, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.20%, 1.95%, .95%, 1.45%, 1.20%, .95% and .95% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Mid Cap Growth Portfolio (USD $)	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	542	198	[1]	97	148	122	97	97
After 3 Years	847	675		363	562	471	376	354
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
The Fund invests primarily in a portfolio of domestic equity securities of companies selected by the Fund's Adviser. At least 80% of the Fund's net assets will under normal circumstances be invested in equity securities of mid-sized companies and related derivatives. For purposes of this 80% requirement, a mid-sized company is one that, at time of purchase, has a market capitalization between $1 billion and the largest market capitalization of a company included in the Russell Midcap Growth Index, currently approximately $21 billion.

When selecting investments for the Fund, the Adviser will emphasize investments in companies that are demonstrating improving financial results such as a favorable earnings outlook or higher returns on capital. The Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected growth rates. The Adviser combines fundamental and quantitative analyses in its stock selection process. The Adviser will employ a "bottom up" approach for the Fund, primarily taking into account its research findings on specific companies and industries rather than broad economic forecasts.

While the Fund's investments will primarily be securities of U.S. companies, the Fund may to a lesser extent invest in the securities of foreign issuers, generally in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and other similar securities convertible to securities of foreign issuers.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such the Fund's growth approach, may underperform the market generally.
  Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.
  Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.